PARNASSUS GROWTH EQUITY FUND
Portfolio of Investments as of March 31, 2023 (unaudited)

Equities	Shares	Market Value ($)
Automobiles (1.7%)
Stellantis N.V.	15,542	282,709

Biotechnology (1.5%)
Vertex Pharmaceuticals Inc. [q]	766	241,344

Capital Markets (4.4%)
Ares Management Corp., Class A	4,192	349,780
S&P Global Inc.	1,097	378,213

		727,993
Chemicals (2.5%)
Linde plc	457	162,436
The Sherwin-Williams Co.	1,103	247,921

		410,357
Equity Real Estate Investment Trusts (1.4%)
SBA Communications Corp., Class A	877	228,958

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	744	369,671

Food Products (2.0%)
Hershey Co.	1,276	324,627

Health Care Equipment & Supplies (4.3%)
Boston Scientific Corp. [q]	8,073	403,892
DexCom Inc. [q]	2,534	294,400

		698,292
Health Care Providers & Services (2.0%)
UnitedHealth Group Inc.	678	320,416

Hotels, Restaurants & Leisure (3.7%)
Airbnb Inc., Class A [q]	1,887	234,743
Planet Fitness Inc., Class A [q]	4,787	371,806

		606,549

Household Products (1.5%)
Colgate-Palmolive Co.	3,152	236,873

Interactive Media & Services (4.6%)
Alphabet Inc., Class A [q]	7,255	752,561

Internet & Direct Marketing Retail (6.0%)
Amazon.com Inc. [q]	9,412	972,165

IT Services (6.3%)
Cloudflare Inc., Class A [q]	4,596	283,389
Visa Inc.	3,362	757,997

		1,041,386
Life Sciences Tools & Services (3.3%)
Thermo Fisher Scientific Inc.	934	538,330

Machinery (1.4%)
Deere & Co.	562	232,039

Pharmaceuticals (4.6%)
AstraZeneca plc, ADR	5,831	404,730
Eli Lilly & Co.	1,031	354,066

		758,796
Professional Services (1.7%)
Verisk Analytics Inc.	1,409	270,331

Road & Rail (3.1%)
Canadian Pacific Railway Ltd.	3,324	255,749
Old Dominion Freight Line Inc.	718	244,723

		500,472
Semiconductors & Semiconductor Equipment (9.6%)
Advanced Micro Devices Inc. [q]	3,817	374,104
Applied Materials Inc.	1,925	236,448
ASML Holding N.V., ADR	342	232,803
NVIDIA Corp.	1,412	392,211
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,531	328,454

		1,564,020
Software (21.1%)
Microsoft Corp.	5,692	1,641,004
Procore Technologies Inc. [q]	7,349	460,268
PTC Inc. [q]	3,544	454,447
Salesforce Inc. [q]	1,797	359,005
ServiceNow Inc. [q]	499	231,895
Workday Inc., Class A [q]	1,409	291,015

		3,437,634
Technology Hardware, Storage & Peripherals (4.7%)
Apple Inc.	4,659	768,269

Textiles, Apparel & Luxury Goods (4.9%)
LVMH Moet Hennessy Louis Vuitton ADR	2,212	406,411
Nike Inc., Class B	3,177	389,627

		796,038
Total investment in equities (98.6%) (cost $14,216,638)		16,079,830

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Time Deposits (3.5%)
JPMorgan Chase, New York	4.18%	04/03/2023	568,167	568,167

Total short-term securities (3.5%) (cost $568,167)				568,167

Total securities (102.1%) (cost $14,784,805)				16,647,997

Other assets and liabilities (-2.1%)				(339,283)

Total net assets (100.0%)				16,308,714

N.V.	Naamloze Vennootschap
plc	Public Limited Company
ADR	American Depositary Receipt